Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

17.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2021, 2020 and 2019, are as follows:

	2021		2020		2019
Analysis of net period cost:
Current service cost	Ps.	8,611	Ps.	8,449	Ps.	8,214
Interest cost on benefit obligation		2,585		2,630		1,872
Net period cost	Ps.	11,196	Ps.	11,079	Ps.	10,086

Changes in the defined benefit obligation are as follows:

	2021		2020
Defined benefit obligation on January 1,	Ps.	50,627	Ps.	38,151
Net period cost charged to profit or loss:
Current service cost		8,611		8,449
Interest cost on benefit obligation		2,585		2,630
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		9,279		2,651
Payments made		(1,452)		(1,254)
Others		12,023		—
Defined benefit obligation on December 31,	Ps.	81,673	Ps.	50,627

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2021		2020	2019
Financial:
Discount rate	7.84%		7.04%	7.18%
Expected rate of salary increases	5.50%		5.50%	5.50%
Annual increase in minimum salary	19.00%/4.50	% *	4.00%	4.00%
*19.00% applies to the General Zone and 4.50% to the Border Zone
Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA		EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA
Disability (2)	IMSS-97		IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Accruals for short-term employee benefits (included as part of other liabilities). As of December 31, 2021 and 2020, respectively, are as follows:

	2021		2020
Employee profit-sharing (Note 16)	Ps.	261,115	Ps.	14,417

The key management personnel of the Company include the members of the Board of Directors (Note 7).

Sensitivity analysis

The reasonably possible variations at the date of the report, in one of the most significant actuarial assumptions, and assuming that the rest of the variables had remained constant, would have affected the benefit obligations defined as of December 31, 2021 in the amounts shown below:

		Present value of the defined benefit obligation
		(Thousands Mexican pesos)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	Ps.	78,054	Ps.	85,856
Salary increase rate:	50 basis points	Ps.	82,294	Ps.	81,164